Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
Note 20 - Income Taxes

A.	Tax under various laws

Camtek and its subsidiaries are each assessed for income tax purposes on a separate basis. Each of the subsidiaries is subject to the tax rules prevailing in the country tax residence.

B.	Details regarding the tax environment of the Israeli companies

(1)	Corporate tax rate

The standard tax rate in Israel for the years 2022-2024 is 23%.

Current taxes for the reported periods are calculated according to the enacted tax rates presented above, subject to the reduced tax rate under the Law for the Encouragement of Capital Investment discussed below.

(2)	Benefits under the Law for the Encouragement of Capital Investments (hereinafter - “the Encouragement Law”)

(a)	Amendment to the Law for the Encouragement of Capital Investments – 1959

The Company filed a notice to the Israeli Tax Authorities regarding the implementation of the preferred enterprise to its preferred income. As the Company is located in Development Area A, the applied corporate tax rate is 7.5%.

(b)
In November 2021, an amendment to the Law of Encouragement of Capital Investment was enacted (the "2021 Amendment"). According to the 2021 Amendment, any future dividend distributed by an entity with tax exempt retained earnings will be deemed to be distributed proportionately from such tax exempt retained earnings. As part of the 2021 Amendment, the Israeli Tax Authorities enacted a temporary rule which reduces the tax rate applicable to the distribution of such tax exempt retained earnings.

During the fourth quarter of 2021, the Company entered into a tax assessment with the Israeli Tax Authorities for the years 2017-2020. The settlement of the tax assessment finalized in February 2022 will allow the Company to distribute dividends from these earnings in the future with no additional corporate tax liability. The dividend distributed in April 2024 was tax-free under this settlement.

C.	Details regarding the tax environment of the Non-Israeli companies

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence under local tax laws and regulations. The tax rates range from 16.5-30%.

D.	Composition of income before income taxes and income tax expense

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars (in thousands)
Income before income taxes:
Israel	125,399	84,186	82,933
Non-Israeli	5,839	3,444	5,255

	131,238	87,630	88,188

Income tax expense:
Current:
Israel	11,325	8,054	6,973
Non-Israeli	3,781	2,198	2,043
	15,106	10,252	9,016
Deferred tax (benefit) expense:
Israel	262	109	(2)
Non-Israeli	(2,645)	(1,363)	(775)
	(2,383)	(1,254)	(777)

	12,723	8,998	8,239

In addition, $632 of income tax income was allocated to the gains and losses on intra-entity foreign currency transactions that are of a long-term investment nature component of other comprehensive income. ($611 of income tax expense was allocated in 2023.)

E.	Reconciliation of income tax expense at the statutory rate to actual income tax expense

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory income tax rate applicable to Israeli companies, the standard income tax rate of the Company’s country of tax residence, and the actual income tax expense:

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars (in thousands)
Income before income taxes	131,238	87,630	88,188

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	30,185	20,154	20,283

Increase (decrease) in income tax expense resulting from:

Non-deductible expenses (*)	912	651	358

Income tax rate differential	(18,816)	(12,417)	(12,702)

Other	442	610	300

Actual income tax expense	12,723	8,998	8,239

(*)          Including non-deductible share-based compensation and FRT transaction expenses.

F.	Deferred tax assets and liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Deferred tax assets:
Deferred revenue	2,076	2,186
Accrued expenses	601	647
Operating lease obligations	2,020	442
Other temporary differences	1,662	762

Total deferred tax assets	6,359	4,037

Deferred tax liabilities:
Property, plant and equipment	(1,158)	(938)
Inventories (*)	(407)	(1,430)
Intangible assets (*)	(3,772)	(4,885)
Right of use assets	(2,020)	(442)
Undistributed earnings	(1,518)	(1,241)
Total deferred tax liabilities	(8,875)	(8,936)

Net deferred tax liabilities	(2,516)	(4,899)

(*) Related to FRT acquisition

The deferred tax assets and liabilities were presented on the consolidated balance sheet as below:

	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Deferred tax asset, net	3,090	2,642
Deferred tax liabilities, net	(5,606)	(7,541)

Net deferred tax liabilities	(2,516)	(4,899)

Deferred tax assets are recognized for the anticipated tax benefits associated with operating loss carryforwards, tax credit carryforwards and deductible temporary differences. If it is more likely than not that some or all of the deferred tax assets will not be realized, the deferred tax credits are reduced by a valuation allowance.

In assessing the realizability of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

At December 31, 2024 and 2023 the Company had no valuation allowance.

G.	Accounting for uncertainty in income taxes

For the years ended December 31, 2024 and 2023, the Company recorded an unrecognized tax benefit of $1,393 and $1,718 respectively, as result of a tax position taken during the current period. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months. For the year ended December 31, 2022, the Company did not have any significant unrecognized tax benefits.

As of December 31, 2024, the entire amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

The Company accounts for interest and penalties related to income taxes as a component of income tax expense. For the years ended December 31, 2024, 2023 and 2022, no interest and penalties related to income taxes have been accrued.

H.	Tax assessments

The Company files its income tax returns in Israel while its principle foreign subsidiaries file their income tax returns in Belgium, Germany, Hong Kong, and United States of America. The Israeli tax return of Camtek is open to examination by the Israeli Tax Authorities for the tax year 2021 -2024, while the tax returns of its principal foreign subsidiaries remain subject to examination for the tax years beginning 1999 in Belgium, 2019 in Germany, 2017 in Hong Kong and 2020 in the United States of America.